Equity (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Equity Abstract
Profit for the year	R$ 3,523,531	R$ 3,121,267	R$ 2,305,869
Legal reserve	176,177	156,063	115,293
Minimum mandatory dividends	836,839	741,301	547,645
Additional proposed dividends	147,689	130,857	96,700
Investment reserve recorded	R$ 2,362,826	R$ 2,093,046	R$ 1,546,231